Long-Term Employee Benefit Liabilities (Details 8) (Pension Plans, Defined Benefit [Member])				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Asset allocation of the defined benefit pension plans
Equity securities		60.00%	50.00%
Equity securities, Minimum				55.00%
Equity securities, Maximum					75.00%
Fixed income securities		39.00%	21.00%
Fixed income securities, Minimum				25.00%
Fixed income securities, Maximum					45.00%
Cash and cash equivalents		1.00%	29.00%
Cash and cash equivalents, Minimum				0.00%
Cash and cash equivalents, Maximum					15.00%
Total		100.00%
Total	100.00%		100.00%